Loans and Allowance for Credit Losses - Schedule of Collateral Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	$ 21,111	$ 22,044	$ 23,744	$ 15,588
Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	3,655	1,560	3,208	2,735
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	4,823	5,310	5,264	3,329
Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	975	578	1,043	157
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	9,839	12,305	$ 10,537	$ 8,000
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment	3,914	519
Real Estate | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment	0	0
Real Estate | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment	3,914
Real Estate | Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment		454
Real Estate | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment		65
Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment	3,558	766
Other | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment	3,558	766
Other | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment	0
Other | Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment		0
Other | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually evaluated for impairment		0
Allowance Allocated
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	1,909	319
Allowance Allocated | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	1,477	125
Allowance Allocated | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated	$ 432
Allowance Allocated | Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated		194
Allowance Allocated | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Allocated		$ 0